Consolidated Statements Of Shareholders' Equity And Comprehensive Income (Parenthetical)	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2009 USD ($)
Consolidated Statements Of Shareholders' Equity And Comprehensive Income [Abstract]
Dividend to ordinary shareholders		$ 0.56
Acquisition of subsidiaries, surplus reserve	430,000